Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ambrus Tax-Conscious National Bond Fund (the “Fund”) seeks to maximize total return net of federal taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from October 3, 2022 (commencement of operations) through September 30, 2023, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis by primarily investing in tax-exempt municipal bonds. The Fund may also invest in government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in tax-exempt municipal securities. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed / asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Municipal Inter-Short (1-10 Year) Index, which was 3.48 years at September 30, 2023. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg Municipal Inter-Short (1-10 Year) Index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg Municipal Inter-Short (1-10 Year) Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 996-2101
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ambrusfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.61%	(1.44)%
(December 31, 2023)	(September 30, 2023)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.44%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ambrus Tax-Conscious National Bond Fund | Bloomberg Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Inter-Short (1-10 Year) Index
1 Year	rr_AverageAnnualReturnYear01	4.32%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Ambrus Tax-Conscious National Bond Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Tax-Conscious National Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Tax-Conscious National Bond Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Ambrus Tax-Conscious National Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Tax-Conscious National Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

Ambrus Tax-Conscious National Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Tax-Conscious National Bond Fund | Limited History Of Operations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Limited History of Operations: The Fund is a mutual fund formed in 2022 and has a limited history of operations for investors to evaluate.

Ambrus Tax-Conscious National Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Tax-Conscious National Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Tax-Conscious National Bond Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Tax-Conscious National Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

Ambrus Tax-Conscious National Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Tax-Conscious National Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Tax-Conscious National Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Tax-Conscious National Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Tax-Conscious National Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Tax-Conscious National Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCNYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,138
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCNBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 842
Annual Return 2023	rr_AnnualReturn2023	4.61%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.38%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund | Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Core Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMBRUS CORE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ambrus Core Bond Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types, with an emphasis on U.S. government and corporate bonds. The Fund primarily invests in government-related bonds, corporate bonds, taxable municipal bonds, preferred stocks, and other fixed income securities on a relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund may invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The asset allocation and security selection of the Fund will be determined primarily via relative value across asset classes and securities, as well as based on the manager’s top-down view of macroeconomic variables and bottom-up view of individual security fundamentals.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of total return across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across issues and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg Intermediate Government Credit Bond Index, which was 3.70 years at September 30, 2023. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg Intermediate Government/Credit Bond Index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg Intermediate Government/Credit Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 996-2101
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ambrusfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.78%	(0.67)%
(December 31, 2023)	(September 30, 2023)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ambrus Core Bond Fund | Bloomberg Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Intermediate Government/Credit Bond Index
1 Year	rr_AverageAnnualReturnYear01	5.24%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2022
Ambrus Core Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Ambrus Core Bond Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Core Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Core Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Core Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in certain geographic areas. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in such geographic regions will have a significant impact on its investment performance.

Ambrus Core Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Core Bond Fund | Limited History Of Operations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Limited History of Operations: The Fund is a mutual fund formed in 2022 and has a limited history of operations for investors to evaluate.

Ambrus Core Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Core Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Core Bond Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Core Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund.

Ambrus Core Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Core Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Core Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Core Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Core Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Core Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Core Bond Fund | Ambrus Core Bond Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTRYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,148
Ambrus Core Bond Fund | Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TTRBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 852
Annual Return 2023	rr_AnnualReturn2023	6.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2022
Ambrus Core Bond Fund | Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.26%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2022
Ambrus Core Bond Fund | Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	3.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2022
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Ambrus Tax-Conscious California Bond Fund (the “Fund”) seeks to maximize total return net of federal and California state taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from October 3, 2022 (commencement of operations) through September 30, 2023, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the most attractive risk-adjusted returns from all fixed income asset types on an after-tax basis. The Fund primarily invests in California municipal bonds; however, non-California municipal bonds, government-related bonds, taxable municipal bonds, corporate bonds, preferred stocks, and other fixed income securities may also be considered on an after-tax relative value basis.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities and other related instruments with similar economic characteristics. At least 50% of the Fund’s assets will be invested in municipal securities, issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, that carry interest payments that are exempt from federal and California state income taxes. This is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior notice to shareholders. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities.

The Fund may also invest in municipal securities outside of California, including issuers across all U.S. states and territories, state and local governments, government agencies, and other entities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may also invest in a full range of U.S. treasury bonds, U.S. agency bonds, commercial paper, certificates of deposit, money markets, corporate bonds, taxable municipal bonds, mortgage backed/asset backed securities, preferred stocks, convertible bonds, other bank capital securities, loans, and other taxable fixed income securities should these securities feature a superior risk-adjusted after-tax yield than California tax-exempt municipal bonds. The Fund may invest in both bullet bonds (a non-callable debt instrument whose entire face value is paid at once on the maturity date, rather than amortized over its lifetime), as well as callable/puttable bonds. The Fund may invest in bonds with all coupon types, including fixed coupon bonds, zero coupon bonds, step-up/step-down coupon bonds, floating coupon bonds, fixed-to-float bonds, and inflation-linked securities. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.

The Fund will primarily invest in securities rated investment grade or higher. The Fund’s investment grade investments will, at the time of investment, carry a long-term rating of Baa3 or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”), or Fitch Ratings Inc. (“Fitch”), respectively. The Fund may invest up to 25% of its holdings in below investment grade or nonrated securities (commonly known as “high yield securities” or “junk bonds”). The Adviser relies on its own analysis of credit quality and risks associated with individual bonds, as well as rating agencies and third-party research. The Fund seeks to purchase investments that are undervalued or offer attractive after-tax yield relative to their credit characteristics. If ratings agencies assign different ratings to the same security, the Adviser will use the highest rating as the credit rating for that security.

In managing the Fund, the Adviser will consider its outlook for interest rates and the economy, credit risk, call risk, and other security selection techniques. The Adviser’s analysis for determining which securities to purchase will include comparisons of after-tax yield across security types and maturity, roll yield, credit spread duration, and more. The proportion of the Fund’s assets allocated in securities with certain characteristics (such as issuer, state, bond type, credit rating, sector, maturity, callability, coupon structure, and more) will vary depending on relative value across securities and the Adviser’s outlook for the economy.

The Fund will not target a specific duration or maturity for the municipal bonds and other securities in which it invests, and the average portfolio duration will vary depending on market conditions, relative value of various securities of different durations, and economic outlook. The average duration for the Fund will vary within plus or minus 25% of the duration of the Bloomberg California Municipal Inter-Short (1-10 Year) Index, which was 3.58 years at September 30, 2023. There is no limit on the maturity or duration of any individual security in which the Fund may invest.

The Fund may invest up to 20% of its net assets in securities of other investment companies, including closed-end funds, exchange-traded funds, and mutual funds. Money market funds may exceed 20% of net assets. The Fund may invest up to 15% of its holdings in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg California Municipal Inter-Short (1-10 Year) Index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ambrusfunds.com or by calling the Fund toll-free at (833) 996-2101.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception periods compared with those of the Bloomberg California Municipal Inter-Short (1-10 Year) Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(833) 996-2101
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ambrusfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
4.34%	(1.60)%
(December 31, 2023)	(September 30, 2023)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
Performance Table Heading	rr_PerformanceTableHeading	Ambrus Tax-Conscious California Bond Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ambrus Tax-Conscious California Bond Fund | Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Ambrus Tax-Conscious California Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Ambrus Tax-Conscious California Bond Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Ambrus Tax-Conscious California Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Ambrus Tax-Conscious California Bond Fund | Call Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Call Risk: The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Ambrus Tax-Conscious California Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Ambrus Tax-Conscious California Bond Fund | Geographic Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Geographic Concentration Risk: From time to time, the Fund may invest a substantial amount of its assets in issuers located in California. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that geographic region will have a significant impact on its investment performance.

Ambrus Tax-Conscious California Bond Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Ambrus Tax-Conscious California Bond Fund | Limited History Of Operations [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Limited History of Operations: The Fund is a mutual fund formed in 2022 and has a limited history of operations for investors to evaluate.

Ambrus Tax-Conscious California Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Ambrus Tax-Conscious California Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Ambrus Tax-Conscious California Bond Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cyber security incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Ambrus Tax-Conscious California Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the Adviser than that of an equity fund or taxable bond fund. The Fund invests significantly in municipal obligations of issuers located in California. The values of shares of the Fund therefore will be affected by economic and political developments in California.

Ambrus Tax-Conscious California Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Other Investment Companies Risk: The Fund may invest in other investment companies, including closed-end funds, exchange-traded funds, and mutual funds, pursuant to the investment limitations outlined in this document. These securities are subject to similar risks as described above and more. Shareholders in the Fund could be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Ambrus Tax-Conscious California Bond Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Ambrus Tax-Conscious California Bond Fund | Private Placement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Private Placement Risk: Private placements involves securities not registered under the 1933 Act. In addition to the general risks associated with fixed income securities, such securities (including “144A” securities) may be subject to restrictions on resale, transaction costs for such securities may be higher than comparable securities, and there may be no liquid secondary market for such securities.

Ambrus Tax-Conscious California Bond Fund | Rating Agency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Rating Agency Risk: Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely credit ratings in response to subsequent events. In addition, ratings agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Ambrus Tax-Conscious California Bond Fund | U S Government Agencies Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Ambrus Tax-Conscious California Bond Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Ambrus Tax-Conscious California Bond Fund | California Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	California Investment Risk: The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Given the Fund may invest more heavily in securities issued by California and its municipalities, the Fund is more vulnerable to the credit risk and unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market.

Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCCYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,099
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TCCBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 801
Annual Return 2023	rr_AnnualReturn2023	4.51%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class | Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg California Municipal Inter-Short (1-10 Year) Index
1 Year	rr_AverageAnnualReturnYear01	4.19%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.20%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund | Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2022
Gotham Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM ABSOLUTE RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Absolute Return Fund (the “Fund”) seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 250% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	250.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, primarily companies traded on U.S. markets. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. The Fund generally holds several hundred long positions and a similar number of short positions.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect changes resulting from earnings releases and other new information related to particular companies.

The Fund may invest some or all of the long portion of the portfolio in one or more exchange-traded funds (“ETFs”) or mutual funds that invest in U.S. securities. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”).

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, below 70%, but plans to maintain a positive net exposure in most market environments. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will generally be below 190% under normal circumstances. The Fund invests in companies of any size.

The Fund currently obtains its long exposure through direct investments in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
10.34%	(16.83)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.83%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Absolute Return Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Absolute Return Fund | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Gotham Absolute Return Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Gotham Absolute Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Absolute Return Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Absolute Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Absolute Return Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Absolute Return Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Absolute Return Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Absolute Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Absolute Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Absolute Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Absolute Return Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Absolute Return Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Absolute Return Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Absolute Return Fund | Small And Mid Cap Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Absolute Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Absolute Return Fund | O T C Trading Ris [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Absolute Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Absolute Return Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Absolute Return Fund | Gotham Absolute Return Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GARIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%	[17]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[17],[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[17],[19]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[17],[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[17],[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,022
Annual Return 2014	rr_AnnualReturn2014	9.31%
Annual Return 2015	rr_AnnualReturn2015	(10.24%)
Annual Return 2016	rr_AnnualReturn2016	7.96%
Annual Return 2017	rr_AnnualReturn2017	10.01%
Annual Return 2018	rr_AnnualReturn2018	(4.86%)
Annual Return 2019	rr_AnnualReturn2019	11.50%
Annual Return 2020	rr_AnnualReturn2020	(6.19%)
Annual Return 2021	rr_AnnualReturn2021	26.87%
Annual Return 2022	rr_AnnualReturn2022	(5.04%)
Annual Return 2023	rr_AnnualReturn2023	17.74%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.74%
5 Years	rr_AverageAnnualReturnYear05	8.21%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Gotham Absolute Return Fund | Gotham Absolute Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.15%	[20]
5 Years	rr_AverageAnnualReturnYear05	7.92%	[20]
10 Years	rr_AverageAnnualReturnYear10	4.87%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Gotham Absolute Return Fund | Gotham Absolute Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.59%	[20]
5 Years	rr_AverageAnnualReturnYear05	6.47%	[20]
10 Years	rr_AverageAnnualReturnYear10	4.03%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Gotham Absolute Return Fund | Gotham Absolute Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[21]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[21]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	13.53%	[21]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Gotham Absolute Return Fund | Gotham Absolute Return Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index
1 Year	rr_AverageAnnualReturnYear01	6.90%	[22]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[22]
10 Years	rr_AverageAnnualReturnYear10	2.87%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2012
Gotham Enhanced Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM ENHANCED RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Enhanced Return Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 222% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, primarily companies traded on U.S. markets. The Fund seeks a total return greater than that of the S&P 500® Index (the “Index”) over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. It is anticipated that the Fund will hold several hundred long positions and a similar number of short positions.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund invests some or all of the long portion of the portfolio and may invest some or all of the short position of the portfolio, in one or more exchange-traded funds (“ETFs”) or mutual funds that invest (long and/or short) in U.S. securities. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”).

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100% during normal market conditions. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, generally will not exceed 250% under normal circumstances. The Fund invests in companies of any size.

The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and mutual funds and through one or more swaps and its short exposure through one or more swaps. The Fund may obtain some or all of its short exposure through investments in other ETFs and mutual funds. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the S&P 500® Total Return Index,
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
15.28%	(26.57)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.57%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Enhanced Return Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees or expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Enhanced Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Enhanced Return Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Enhanced Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Enhanced Return Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Enhanced Return Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Enhanced Return Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Enhanced Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Enhanced Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Enhanced Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Enhanced Return Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Enhanced Return Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Enhanced Return Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Enhanced Return Fund | Small And Mid Cap Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Enhanced Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Enhanced Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Enhanced Return Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Enhanced Return Fund | O T C Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GENIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.31%	[23]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none	[23]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%	[23],[24]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[23]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[23],[25],[26]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[23],[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[23],[25],[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,072
Annual Return 2014	rr_AnnualReturn2014	17.05%
Annual Return 2015	rr_AnnualReturn2015	(11.39%)
Annual Return 2016	rr_AnnualReturn2016	13.41%
Annual Return 2017	rr_AnnualReturn2017	18.22%
Annual Return 2018	rr_AnnualReturn2018	(6.00%)
Annual Return 2019	rr_AnnualReturn2019	21.19%
Annual Return 2020	rr_AnnualReturn2020	(8.21%)
Annual Return 2021	rr_AnnualReturn2021	39.72%
Annual Return 2022	rr_AnnualReturn2022	(12.02%)
Annual Return 2023	rr_AnnualReturn2023	25.34%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.34%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.57%	[27]
5 Years	rr_AverageAnnualReturnYear05	8.29%	[27]
10 Years	rr_AverageAnnualReturnYear10	6.37%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.83%	[27]
5 Years	rr_AverageAnnualReturnYear05	8.60%	[27],[28]
10 Years	rr_AverageAnnualReturnYear10	6.42%	[27],[28]
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[29]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[29]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%	[29]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013
Gotham Neutral Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM NEUTRAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Neutral Fund (the “Fund”) seeks long-term capital appreciation with minimal correlation to the general stock market.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 366% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	366.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, primarily companies traded on U.S. markets. The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 0% – 30% during normal market conditions. The Fund invests in companies of any size and the Fund holds several hundred long positions and a similar number of short positions.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may invest some or all of the long and short portions of the portfolio, in one or more exchange-traded funds (“ETFs”) or mutual funds that invest (long and/or short) in U.S. securities. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”).

The Fund currently obtains its long exposure through direct investments in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may obtain some or all of its long and short exposure through investments in other ETFs and mutual funds. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past ten calendar years and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception periods compared with those of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
9.01%	(7.55)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.55%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Neutral Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees or expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Neutral Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Neutral Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Neutral Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Neutral Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Neutral Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Neutral Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Neutral Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Neutral Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Neutral Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Neutral Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Neutral Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Neutral Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Neutral Fund | Small And Mid Cap Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Cap Securities Risk: The Fund invests in large, mid and small cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Neutral Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Neutral Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Neutral Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests other than the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs (other than the underlying funds) and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Neutral Fund | O T C Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Neutral Fund | Gotham Neutral Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GONIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%	[30]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[30]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%	[30],[31]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,248
Annual Return 2014	rr_AnnualReturn2014	6.38%
Annual Return 2015	rr_AnnualReturn2015	(10.00%)
Annual Return 2016	rr_AnnualReturn2016	6.22%
Annual Return 2017	rr_AnnualReturn2017	0.67%
Annual Return 2018	rr_AnnualReturn2018	(2.38%)
Annual Return 2019	rr_AnnualReturn2019	(0.39%)
Annual Return 2020	rr_AnnualReturn2020	(16.47%)
Annual Return 2021	rr_AnnualReturn2021	19.25%
Annual Return 2022	rr_AnnualReturn2022	6.59%
Annual Return 2023	rr_AnnualReturn2023	10.07%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.07%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Gotham Neutral Fund | Gotham Neutral Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.07%	[32]
5 Years	rr_AverageAnnualReturnYear05	3.08%	[32]
10 Years	rr_AverageAnnualReturnYear10	1.43%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Gotham Neutral Fund | Gotham Neutral Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	5.96%
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Gotham Neutral Fund | Gotham Neutral Fund Institutional Class | The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
1 Year	rr_AverageAnnualReturnYear01	3.60%	[33]
5 Years	rr_AverageAnnualReturnYear05	1.60%	[33]
10 Years	rr_AverageAnnualReturnYear10	1.11%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[33]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2013
Gotham Index Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM INDEX PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Index Plus Fund (the “Fund”) seeks to outperform the S&P 500® Index over most annual periods.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares and Investor Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Adviser will invest a portion of the assets in securities intended to track or exceed the performance of the S&P 500® Index (the “Index”) and additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization. The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy.

The Long/Short Portfolio consists of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Under normal market conditions, the Fund targets a net exposure of approximately 100% and a gross exposure in the range of approximately 250 – 290%.

In determining in which securities to take a long or short position for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund obtains exposure to the Index and invests some or all of the long portion of the Long/Short Portfolio through investment in one or more exchange-traded funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”). Presently, the Fund obtains some or all of its exposure to the Index and/or invests some or all of the long portion of the Long/Short Portfolio through its investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub-advised by Gotham that invests in securities of issuers included in the Index weighted based on Gotham’s assessment of value and each security’s weight in the Index.

The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and through one or more swaps and its short exposure through one or more swaps. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past eight calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects any contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Investor Class shares have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Distribution and/or Service (Rule 12b-1) Fees are not reflected in the bar chart or the calendar year-to-date returns; if Distribution and/or Service (Rule 12b-1) Fees were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past eight calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index,
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
17.65%	(22.01)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Index Plus Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Index Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Index Plus Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Index Plus Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Index Plus Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Index Plus Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Index Plus Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Index Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Index Plus Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Index Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Index Plus Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Index Plus Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Index Plus Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Index Plus Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Index Plus Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Index Plus Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Index Plus Fund | O T C Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Index Plus Fund | Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Strategy Risk: Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GINDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%	[34]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%	[34],[36],[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[34],[36],[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,492
Annual Return 2016	rr_AnnualReturn2016	17.98%
Annual Return 2017	rr_AnnualReturn2017	26.05%
Annual Return 2018	rr_AnnualReturn2018	(3.50%)
Annual Return 2019	rr_AnnualReturn2019	19.37%
Annual Return 2020	rr_AnnualReturn2020	6.80%
Annual Return 2021	rr_AnnualReturn2021	32.75%
Annual Return 2022	rr_AnnualReturn2022	(11.61%)
Annual Return 2023	rr_AnnualReturn2023	26.42%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.42%
5 Years	rr_AverageAnnualReturnYear05	13.59%
Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	25.22%	[38]
5 Years	rr_AverageAnnualReturnYear05	12.82%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.45%	[38]
5 Years	rr_AverageAnnualReturnYear05	10.78%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[39]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[39]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Gotham Index Plus Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GNNDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%	[34]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[35]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[34]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%	[34],[36],[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[34],[36],[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,772
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.15%	[40]
5 Years	rr_AverageAnnualReturnYear05	13.31%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Gotham Index Plus Fund Investor Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[39],[40]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[39],[40]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[39],[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Large Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM LARGE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Large Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long positions of equity securities. The Fund seeks a total return greater than that of the S&P 500® Index over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle. The Fund will primarily invest in common stocks of U.S. companies listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500 – 700 U.S. companies based on market capitalization. The Fund will generally take long positions in securities that the Adviser believes to be undervalued based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.

Generally, the portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past eight calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past eight calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index,
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
18.25%	(26.07)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Large Value Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Large Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Large Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Large Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Large Value Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Large Value Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

Gotham Large Value Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Large Value Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Large Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Large Value Fund | Gotham Large Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVALX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%	[41]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[41]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	339
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,425
Annual Return 2016	rr_AnnualReturn2016	12.88%
Annual Return 2017	rr_AnnualReturn2017	22.18%
Annual Return 2018	rr_AnnualReturn2018	(4.62%)
Annual Return 2019	rr_AnnualReturn2019	29.00%
Annual Return 2020	rr_AnnualReturn2020	3.43%
Annual Return 2021	rr_AnnualReturn2021	28.99%
Annual Return 2022	rr_AnnualReturn2022	(6.84%)
Annual Return 2023	rr_AnnualReturn2023	11.75%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Gotham Large Value Fund | Gotham Large Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.27%	[42]
5 Years	rr_AverageAnnualReturnYear05	10.36%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Gotham Large Value Fund | Gotham Large Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	8.57%	[42]
5 Years	rr_AverageAnnualReturnYear05	9.68%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Gotham Large Value Fund | Gotham Large Value Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[43]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[43]
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%	[43]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Gotham Enhanced S&P 500 Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM ENHANCED S&P 500 INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers included in the S&P 500® Index (the “Index”) at the time of purchase, but not necessarily at index weightings. For purposes of this 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. This 80% policy may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy. The “enhanced” strategy allows the Adviser to use its own analytical framework to weight its investments in the securities included in the Index in an attempt to outperform the Index.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs based on the Adviser’s assessment of value.

The Fund may obtain exposure to the Index through investment in one or more exchange-traded funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”).

The Fund will generally take positions in securities that comprise the Index and weight those securities based on the Adviser’s assessment of value and the individual security’s weight in the Index. The portfolio is rebalanced (generally daily) to manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. Because the Fund generally rebalances its positions daily, the Fund will experience a high portfolio turnover rate.

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), which is independent of the Fund and the Adviser. The Adviser has entered into a license agreement with SPDJI to use the Index. The Adviser sublicenses rights in the Index to the Fund at no charge. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in the Fund nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers included in the S&P 500® Index (the “Index”) at the time of purchase, but not necessarily at index weightings.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
19.32%	(19.63)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.63%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Enhanced S&P 500 Index Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Enhanced S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Enhanced S&P 500 Index Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Enhanced S&P 500 Index Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Enhanced S&P 500 Index Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity securities. Equity securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Enhanced S&P 500 Index Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods.

Gotham Enhanced S&P 500 Index Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Enhanced S&P 500 Index Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programing (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Enhanced S&P 500 Index Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Enhanced S&P 500 Index Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

Gotham Enhanced S&P 500 Index Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Enhanced S&P 500 Index Fund | Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Strategy Risk: Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSPFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[44]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none	[44]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[44],[45]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%	[44],[45],[46]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[44],[46]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[44],[45],[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 796
Annual Return 2017	rr_AnnualReturn2017	25.02%
Annual Return 2018	rr_AnnualReturn2018	(1.85%)
Annual Return 2019	rr_AnnualReturn2019	28.87%
Annual Return 2020	rr_AnnualReturn2020	13.48%
Annual Return 2021	rr_AnnualReturn2021	27.78%
Annual Return 2022	rr_AnnualReturn2022	(14.74%)
Annual Return 2023	rr_AnnualReturn2023	25.57%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.57%
5 Years	rr_AverageAnnualReturnYear05	14.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.27%	[47]
5 Years	rr_AverageAnnualReturnYear05	13.59%	[47]
Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[47]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	15.43%	[47]
5 Years	rr_AverageAnnualReturnYear05	11.72%	[47]
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%	[47]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[48]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[48]
Since Inception	rr_AverageAnnualReturnSinceInception	13.44%	[48]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
Gotham Hedged Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM HEDGED CORE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Hedged Core Fund (the “Fund”) seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 195% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.

The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Fund targets a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100% during normal market conditions. The Fund targets a gross exposure, which is the value of the Fund’s long positions plus its short positions, in the range of approximately 175 – 200% under normal circumstances. The Fund targets a beta significantly less than the S&P 500.

In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may obtain its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
12.49%	(13.21)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.21%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Hedged Core Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Hedged Core Fund | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Gotham Hedged Core Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Gotham Hedged Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Hedged Core Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Hedged Core Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Hedged Core Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Hedged Core Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Hedged Core Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Hedged Core Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Hedged Core Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Hedged Core Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Hedged Core Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Hedged Core Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Hedged Core Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Hedged Core Fund | Gotham Hedged Core Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GCHDX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.05%	[49],[50]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%	[50]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,062
Annual Return 2017	rr_AnnualReturn2017	15.55%
Annual Return 2018	rr_AnnualReturn2018	(1.95%)
Annual Return 2019	rr_AnnualReturn2019	14.47%
Annual Return 2020	rr_AnnualReturn2020	3.32%
Annual Return 2021	rr_AnnualReturn2021	27.87%
Annual Return 2022	rr_AnnualReturn2022	(10.14%)
Annual Return 2023	rr_AnnualReturn2023	13.26%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.26%
5 Years	rr_AverageAnnualReturnYear05	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Hedged Core Fund | Gotham Hedged Core Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.90%	[51]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[51]
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[51]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Hedged Core Fund | Gotham Hedged Core Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	8.10%	[51]
5 Years	rr_AverageAnnualReturnYear05	6.96%	[51]
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%	[51]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Hedged Core Fund | Gotham Hedged Core Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[52]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%	[52]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Hedged Core Fund | Gotham Hedged Core Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.90%	[53]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[53]
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%	[53]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Defensive Long 500 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM DEFENSIVE LONG 500 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Defensive Long 500 Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	208.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Fund invests primarily in U.S. common stocks of companies listed in the S&P 500® Index, but may invest in other large capitalization companies, generally selected from the largest 500 to 700 U.S. companies by market capitalization. It is anticipated that the Fund will hold several hundred positions.

The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

The long portion of the portfolio is generally weighted more heavily towards those stocks that are priced at a larger discount to the Adviser’s assessment of value and the short portion is generally weighted more heavily towards those positions selling at the largest premium to the Adviser’s measures of value, subject to pre-specified risk and diversification constraints. In constructing the portfolio the Adviser pursues a defensive investment style, meaning it seeks to mitigate downside risk in declining markets.

The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100%, during normal market conditions. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will not exceed 290% under normal circumstances.

The Fund currently obtains its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
14.50%	(20.68)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.68%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Defensive Long 500 Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Defensive Long 500 Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Defensive Long 500 Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Defensive Long 500 Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Defensive Long 500 Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Defensive Long 500 Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Defensive Long 500 Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Defensive Long 500 Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Defensive Long 500 Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Gotham Defensive Long 500 Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Defensive Long 500 Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

Gotham Defensive Long 500 Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Defensive Long 500 Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Defensive Long 500 Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Defensive Long 500 Fund | O T C Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Defensive Long 500 Fund | Gotham Defensive Long 500 Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GDLFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%	[54],[55]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%	[54],[56]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[54]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[54],[56]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	586
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,372
Annual Return 2017	rr_AnnualReturn2017	22.65%
Annual Return 2018	rr_AnnualReturn2018	(0.56%)
Annual Return 2019	rr_AnnualReturn2019	15.53%
Annual Return 2020	rr_AnnualReturn2020	(13.79%)
Annual Return 2021	rr_AnnualReturn2021	29.49%
Annual Return 2022	rr_AnnualReturn2022	(7.21%)
Annual Return 2023	rr_AnnualReturn2023	15.28%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Defensive Long 500 Fund | Gotham Defensive Long 500 Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.28%	[57]
5 Years	rr_AverageAnnualReturnYear05	6.43%	[57]
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Defensive Long 500 Fund | Gotham Defensive Long 500 Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	9.04%	[57]
5 Years	rr_AverageAnnualReturnYear05	5.15%	[57]
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%	[57]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Defensive Long 500 Fund | Gotham Defensive Long 500 Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[58]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[58]
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%	[58]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM TOTAL RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Total Return Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund, and the Fund to the extent it invests in assets other than funds, does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio. The portfolio turnover rate shown does not take into account the portfolio turnover of any underlying fund.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective primarily by investing in other funds managed by the Adviser as described below. By following the investment strategy described below, the Fund hopes to achieve its investment objective and in doing so, outperform the investment returns of the top ranked university endowments over a full market cycle, which is a period that includes both a bull (rising) market and a bear (falling) market cycle.

The Fund intends to allocate the majority of its assets among other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”). The underlying funds utilize long/short equity strategies with varying levels of net exposure (long positions less short positions) or long-only equity strategies. The Fund’s allocation to the underlying funds and investments may be rebalanced based on the Adviser’s current assessment of market conditions.

As a fund of funds, in addition to the underlying funds, the Fund may purchase shares of other registered investment companies where the investment adviser is not the same as, or affiliated with, Gotham, including ETFs. The Fund may also invest in equity or equity-related securities directly.

The Underlying Funds

Each of the underlying funds takes long positions in securities that the Adviser believes to be undervalued and, for those underlying funds that utilize a long/short strategy, short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Certain of the underlying funds obtain some or all of their long and short exposure, respectively, through the use of one or more swaps. The underlying funds generally invest in companies traded on U.S. markets.

For each of the underlying funds, the Adviser employs a systematic bottom-up approach based on the Adviser’s proprietary analytical framework. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and, as applicable, shorts based on the Adviser’s assessment of value.

Generally, each underlying fund’s long portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portfolio of each underlying fund that utilizes a long/short strategy is generally weighted most heavily towards those short positions selling at the largest premium to the Adviser’s measures of value. The underlying funds are subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The underlying funds are rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolios to reflect earnings releases and other new information related to particular companies. Because each underlying fund generally rebalances its long and, where applicable, short positions daily, the Fund and the underlying funds may each experience a high portfolio turnover rate.

An underlying fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. An underlying fund may invest cash collateral received in securities consistent with its principal investment strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past eight calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects any contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past eight calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year, five years and since inception periods compared with those of the S&P 500
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
11.85%	(19.06)%
(December 31, 2021)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.06%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Total Return Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Total Return Fund | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or expenses or taxes)
Gotham Total Return Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Gotham Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund
Gotham Total Return Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks may also apply indirectly through the Fund’s investment in the underlying funds. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Total Return Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to liquidity risk primarily due to certain of the underlying funds’ investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund or an underlying fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

Gotham Total Return Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Total Return Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund and each underlying fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Total Return Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund or underlying funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund or an underlying fund that utilizes a long/short strategy will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Total Return Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk: Certain of the underlying funds obtain portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by an underlying fund may not correlate with the underlying instrument or reference assets, or the Fund’s or underlying fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the underlying fund’s return from such instrument will be net of such costs and expenses and any will reduce the underlying fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s or underlying fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

Gotham Total Return Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Counterparty Risk: Swaps and certain other derivative contracts entered into by certain of the underlying funds involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund and such underlying fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing such underlying fund (and therefore the Fund) to suffer a loss. If a counterparty defaults on its payment obligations to an underlying fund, this default will cause the value of an investment in underlying funds (and therefore the Fund) to decrease. In addition, to the extent such underlying fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The underlying funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of their transactions with one counterparty. The ability of an underlying fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by underlying fund (and therefore the Fund).

Gotham Total Return Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest an underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest an underlying fund must pay to the lender of the security. Although an underlying fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the underlying fund’s ability to engage in short selling. In addition, an underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with an underlying fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the underlying fund (and therefore the Fund) since these expenses tend to cause an underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. An underlying fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Total Return Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: Certain of the underlying funds utilize leverage in their respective investment programs. The use of leverage allows such underlying funds to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the underlying fund’s (and therefore the Fund’s) portfolio. The effect of the use of leverage by an underlying fund in a market that moves adversely to its investments could result in substantial losses to the underlying fund (and therefore the Fund), which would be greater than if such underlying fund was not leveraged.

Gotham Total Return Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the underlying funds (and therefore the Fund) to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, an underlying fund (and therefore the Fund) could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Total Return Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund and underlying funds depend on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the underlying funds’ and the Fund’s investment strategies. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the funds. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Total Return Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The underlying funds may sell their securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the underlying funds’ best interest to do so. The underlying funds frequently adjust the size of their long and, for underlying funds that utilize long/short strategies, short positions. These transactions increase an underlying fund’s “portfolio turnover” and the underlying fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the underlying funds’, and therefore the Fund’s, returns. Frequent purchases and sales of portfolio securities may result in higher expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Total Return Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Underlying Fund Risk: The ability of the Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds. The value of the underlying funds’ investments, and the NAVs of the shares of both the Fund and the underlying funds, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which the underlying funds invest. There can be no assurance that the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Shareholders will bear the indirect proportionate expenses of investing in the underlying funds.

Gotham Total Return Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETF Risk: An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Gotham Total Return Fund | O T C Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	OTC Trading Risk: Certain of the derivatives in which the underlying funds may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Gotham Total Return Fund | Asset Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Asset Allocation Risk: The risk that the selection of the underlying funds by the Adviser and the allocation of the Fund’s assets among the underlying funds will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one underlying fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

Gotham Total Return Fund | Small And Mid Cap Securities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Cap Securities: In addition to large cap securities, the Fund or underlying funds may also invest in small and mid-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Gotham Total Return Fund | Gotham Total Return Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GTRFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none	[59]
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[60]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[61]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[62]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[61],[62]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	475
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	883
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,023
Annual Return 2016	rr_AnnualReturn2016	11.25%
Annual Return 2017	rr_AnnualReturn2017	18.93%
Annual Return 2018	rr_AnnualReturn2018	(1.71%)
Annual Return 2019	rr_AnnualReturn2019	12.60%
Annual Return 2020	rr_AnnualReturn2020	(11.41%)
Annual Return 2021	rr_AnnualReturn2021	27.84%
Annual Return 2022	rr_AnnualReturn2022	(9.86%)
Annual Return 2023	rr_AnnualReturn2023	15.25%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.25%
5 Years	rr_AverageAnnualReturnYear05	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.30%	[63]
5 Years	rr_AverageAnnualReturnYear05	4.33%	[63]
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%	[63]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	10.28%	[63]
5 Years	rr_AverageAnnualReturnYear05	4.33%	[63]
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[63]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[64]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[64]
Since Inception	rr_AverageAnnualReturnSinceInception	12.09%	[64]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.90%	[65]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[65]
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%	[65]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Enhanced 500 Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM ENHANCED 500 PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Enhanced 500 Plus Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities. The Adviser invests a portion of the assets in securities included in the S&P 500® Index (the “Index”) but not necessarily in the same weightings within the Index (the “Long Portfolio”). The Fund also has additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions in securities listed in the Index, but may invest in other large capitalization companies, generally selected from the largest 500 – 700 U.S. companies based on market capitalization. The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy.

The Long Portfolio generally consists of long positions in the securities that comprise the Index that are weighted based on the Adviser’s assessment of value and the individual security’s Index weight. The Long/Short Portfolio consists of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100% during normal market conditions. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will be in the range of 160%–220% under normal circumstances.

In determining which individual securities to purchase or short for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;

●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations.

The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund’s investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund’s net asset value. Because the Fund generally rebalances its long and short positions within the Long/Short Portfolio daily, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past seven calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
17.68%	(21.26)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.26%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Enhanced 500 Plus Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Enhanced 500 Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Gotham Enhanced 500 Plus Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Gotham Enhanced 500 Plus Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Gotham Enhanced 500 Plus Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

Gotham Enhanced 500 Plus Fund | Value Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

Gotham Enhanced 500 Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Gotham Enhanced 500 Plus Fund | Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage: The Fund utilizes leverage in its investment program, including through its investment of short sale proceeds. Investing of short sale proceeds increases leverage because the Fund uses the proceeds to purchase additional securities consistent with the Fund’s investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited.

The short sale proceeds utilized by the Fund to leverage investments are collateralized by all or a portion of the Fund’s portfolio. Accordingly, the Fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the Fund’s margin accounts decline in value, the Fund could be subject to a “margin call”, pursuant to which the Fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the Fund have discretion to change the Fund’s margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. There can be no assurance that the Fund will be able to secure or maintain adequate leverage to pursue its investment strategy. The utilization of short sale proceeds for leverage will cause the Fund to be subject to higher transaction fees and other costs.

Gotham Enhanced 500 Plus Fund | Database Errors [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

Gotham Enhanced 500 Plus Fund | Systems Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

Gotham Enhanced 500 Plus Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Gotham Enhanced 500 Plus Fund | Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Strategy Risk: Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

Gotham Enhanced 500 Plus Fund | Gotham Enhanced 500 Plus Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GEFPX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.00%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.23%	[66]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[66]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%	[66]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,291
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,009
Annual Return 2017	rr_AnnualReturn2017	23.89%
Annual Return 2018	rr_AnnualReturn2018	(3.13%)
Annual Return 2019	rr_AnnualReturn2019	24.34%
Annual Return 2020	rr_AnnualReturn2020	4.60%
Annual Return 2021	rr_AnnualReturn2021	28.60%
Annual Return 2022	rr_AnnualReturn2022	(10.92%)
Annual Return 2023	rr_AnnualReturn2023	24.43%
Label	rr_AverageAnnualReturnLabel	Class I Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.43%
5 Years	rr_AverageAnnualReturnYear05	13.14%
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Enhanced 500 Plus Fund | Gotham Enhanced 500 Plus Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.92%	[67]
5 Years	rr_AverageAnnualReturnYear05	11.09%	[67]
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[67]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Enhanced 500 Plus Fund | Gotham Enhanced 500 Plus Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	15.45%	[67]
5 Years	rr_AverageAnnualReturnYear05	10.19%	[67]
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[67]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Gotham Enhanced 500 Plus Fund | Gotham Enhanced 500 Plus Fund Institutional Class | The S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	The S&P 500® Total Return Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[68]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[68]
Since Inception	rr_AverageAnnualReturnSinceInception	13.51%	[68]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2016
Polen Opportunistic High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	POLEN OPPORTUNISTIC HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Polen Opportunistic High Yield Fund (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares, Institutional Class shares and Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in fixed- and floating-rate high yield fixed income securities with a focus on “middle market” issuers in the United States and, to a much lesser extent, Canada. The Adviser considers middle market companies to be those with normalized earnings before interest, tax and depreciation (“EBITDA”) in the range of $75-250 million. The Adviser believes that the flexibility to invest, sell, and reinvest throughout the capital structure of an issuer (and in particular, in both more senior bank loans and more junior high yield bonds) will enable the Adviser to tailor its investment approach to the specific credit-related circumstances of that issuer as they may change from time to time and thereby select the most attractive opportunities for the Fund.

The Fund intends to invest its assets primarily in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (including a significant portion of such assets in credit instruments in the lower tier of the high yield market that are rated B and below). Additionally, certain other high yield securities may be unrated by rating agencies, but determined by the Adviser to be of similar quality as other below investment grade bonds and credit instruments and accordingly purchased for investment by the Fund. The Fund does not have a percentage limitation on investing in securities that are rated below investment grade.

High yield fixed income securities include high yield corporate bonds (commonly known as “junk bonds”), senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also purchase equity securities or otherwise hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer, and the Fund may hold those assets until such time as the Adviser believes that a disposition is most advantageous. From time to time, the Fund may make investments in distressed or defaulted securities or in issuers that are in bankruptcy. The Fund does not have any maturity or duration requirements. However, the Fund typically targets securities that, on average, have a shorter maturity and duration than the maturity and duration of broad-based high yield market indices.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. The Adviser believes that its portfolios can appropriately balance these risks with the potential reward by purchasing securities of companies at deep discounts to intrinsic enterprise value, thereby providing significant cushion from a loan-to-value perspective; by properly understanding, as part of the Adviser’s due diligence process, the relevant legal aspects of a bond indenture or loan document with a focus on downside or bankruptcy scenarios; and by managing liquidity in the portfolio by limiting the number and size of positions considered by the Adviser to be less liquid in nature. This process applies value investing principles through exhaustive research coupled with financial, structural and legal analysis, including a review of bankruptcy law considerations where applicable. The foundation of this investment process is to derive an accurate, real-time valuation of a target company and to only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. “Significant margin of safety” means that the Fund endeavors to identify securities with a low loan-to-value ratio where there is accordingly low risk that the subject security will default and experience principal losses as a result. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

The Adviser intends to manage a relatively concentrated portfolio typically comprising between 50-90 issuers and 60-120 issues. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in high yield fixed income securities. This 80% policy may be changed by the Trust’s Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in Class Y shares of the Fund. The Fund is the successor to the Polen DDJ Opportunistic High Yield Fund, a series of ALPS Series Trust (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on July 24, 2023 (the “Reorganization Date”). The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund. The following bar chart shows the changes in the Predecessor Fund’s performance for the past eight calendar years, and the table compares the Predecessor Fund’s average annual returns for one year, five years and since inception, before and after taxes, to the ICE BofA U.S. High Yield Index*, a broad-based securities market index. The Predecessor Fund’s performance information reflects applicable fee waivers/expense limitations, if any, during the period shown and absent such fee waivers/expense limitations performance would have been lower. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at no cost on the Fund’s website https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund or by calling 1-844-363-4898.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in Class Y shares of the Fund. The Fund is the successor to the Polen DDJ Opportunistic High Yield Fund, a series of ALPS Series Trust (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on July 24, 2023 (the “Reorganization Date”). The performance in the bar chart and table prior to the Reorganization Date is that of the Predecessor Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-363-4898
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.polencapital.com/strategies/us-opportunistic-high-yield-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (For calendar years ended 12/31 – Class Y Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
9.83%	(15.97%)
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 20231
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class Y shares; after-tax returns for Institutional Class shares and Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class Y shares; after-tax returns for Institutional Class shares and Investor Class shares will vary.

Polen Opportunistic High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Polen Opportunistic High Yield Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Polen Opportunistic High Yield Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Fund may not be a suitable investment for all investors.

Polen Opportunistic High Yield Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk: The Fund is subject to the risk of market losses attributable to changes in interest rates. With fixed rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value.

Polen Opportunistic High Yield Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: The Fund is subject to the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as the payment of interest or principal on a debt security).

Polen Opportunistic High Yield Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered riskier than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

Polen Opportunistic High Yield Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: The Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Polen Opportunistic High Yield Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Polen Opportunistic High Yield Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The Fund is subject to the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

Polen Opportunistic High Yield Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Prepayment Risk: The Fund is subject to the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

Polen Opportunistic High Yield Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Debt Securities Risk: Debt securities in which the Fund invests are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures). Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to increase interest rates, fixed income markets (and the high yield market in particular) could experience continuing high volatility, which could negatively impact the Fund’s performance. A projection of an economic downturn or of a period rising interest rates, for example, could cause a decline in the high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payment on its debt securities.

Polen Opportunistic High Yield Fund | Bank Loan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Bank Loan Risk: The Fund’s investment in secured and unsecured assignments of (or participations in) bank loans may create substantial risk. In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. In addition, the settlement of bank loans occurs on an extended (multi-week) basis, which may prevent the Fund from obtaining liquidity of certain assets within a desired timeframe. In addition, there is the potential that bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

Polen Opportunistic High Yield Fund | Bankruptcy And Restructuring Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Bankruptcy and Restructuring Risk: The Fund may target securities and other obligations of issuers that are in financial difficulty and/or may be in, entering, or emerging from bankruptcy proceedings. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. In any investment opportunity involving work-outs, liquidations, spin-offs, reorganizations, bankruptcies and similar transactions, there exists the risk that the contemplated transaction may be unsuccessful. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell the investment at a loss. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. Because there is a substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss of the entire investment in such companies, as well as the risk that the Fund may be required to accept cash or new securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Under such circumstances, the returns generated from the Fund’s investments may not compensate it adequately for the risks assumed.

Polen Opportunistic High Yield Fund | Cash Positions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash Positions: The Fund may not always stay fully invested. For example, when the Adviser believes that market conditions are unfavorable for profitable investing or when it is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Polen Opportunistic High Yield Fund | Convertible Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt securities risk and equity securities risk. Convertible bonds are subject to equity securities risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

Polen Opportunistic High Yield Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition, historical and prospective earnings of the company, interest rates, investor perceptions and overall market and economic conditions. The prices of securities change in response to many factors including the value of its assets.

Polen Opportunistic High Yield Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Preferred Stock Risk: Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Polen Opportunistic High Yield Fund | Rule 144 A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Rule 144A Securities Risk: The market for certain Rule 144A securities can be less active than the market for publicly-traded securities. Certain Rule 144A securities carry a heightened risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds at reasonable prices.

Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDJRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,512
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.82%	[71]
5 Years	rr_AverageAnnualReturnYear05	2.67%	[71]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[71]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDJCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	506
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,129
Annual Return 2016	rr_AnnualReturn2016	14.70%
Annual Return 2017	rr_AnnualReturn2017	10.60%
Annual Return 2018	rr_AnnualReturn2018	(0.27%)
Annual Return 2019	rr_AnnualReturn2019	6.10%
Annual Return 2020	rr_AnnualReturn2020	3.50%
Annual Return 2021	rr_AnnualReturn2021	6.19%
Annual Return 2022	rr_AnnualReturn2022	(11.70%)
Annual Return 2023	rr_AnnualReturn2023	12.28%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.25%	[71]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[71]
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%	[71]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DDJIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[69]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[70]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[70]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,109
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.28%	[71]
5 Years	rr_AverageAnnualReturnYear05	3.04%	[71]
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%	[71]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.42%	[71]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[71]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[71]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.16%	[71]
5 Years	rr_AverageAnnualReturnYear05	1.00%	[71],[72]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[71],[72]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Polen Opportunistic High Yield Fund | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[73]
Label	rr_AverageAnnualReturnLabel	ICE BofA U.S. High Yield Index	[74]
1 Year	rr_AverageAnnualReturnYear01	13.42%	[71],[73]
5 Years	rr_AverageAnnualReturnYear05	5.21%	[71],[73]
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%	[71],[73]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2015
Sirios Focus Fund Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIRIOS FOCUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sirios Focus Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchase of Shares” section on page 17 of the Fund’s Prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 54 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Advisor Class, Institutional Class and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will typically invest in a portfolio consisting primarily of equity and equity-related securities of approximately 15 – 50 companies (the actual number of which may be fewer or greater depending upon the availability of investment opportunities).

The Adviser generally seeks to invest in companies of both U.S. and foreign issuers with, in the opinion of the Adviser, significant long-term growth potential. The Fund is not managed to track the geographic or industry composition of any index, and is not expected to correlate with any index. The Adviser uses a fundamental, research-intensive approach to identify investment opportunities. The Adviser intends to focus a significant portion of the Fund’s investments in medium to large capitalization growth companies, but may invest in the securities of companies with any capitalization. Generally, small capitalization companies will have an equity market capitalization of up to $1 billion, mid-capitalization companies will typically have an equity market capitalization between of $1 billion and $10 billion, and large capitalization companies will typically have an equity market capitalization of more than $10 billion. The Adviser attempts to identify companies with long-term earnings potential by focusing on earnings growth drivers such as new products, capital spending programs, acquisitions, volume and pricing trends, cost reduction and restructuring programs, and product mix changes. In addition to focusing on long-term earnings growth, the Adviser seeks to invest in companies that are trading at attractive valuations relative to their earnings and/or cash-flow growth. Management incentives, including direct equity ownership, are also a critical variable in the investment selection process. In general, the Adviser selects investments for their long-term growth potential and attractive valuation. However, positions may also be taken in companies that are inherent value opportunities.

The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market.

The Fund may also use derivative instruments, such as options (including listed and over-the-counter options), forwards and swaps or combinations of such derivative instruments, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the Fund. Subject to the requirements of the Investment Company Act of 1940 (“1940 Act”), there is no limit to the amount of the Fund’s assets that may be invested in derivative instruments.

The Fund may invest in fixed income securities and other debt instruments, including, without limitation, corporate bonds, high yield bonds (commonly known as “junk bonds”), distressed bonds, convertible bonds, bank loan participations, government securities and money market instruments. There are no limitations with respect to the quality, maturity and duration of the fixed income securities and other debt instruments in which the Fund may invest. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar. The Fund may maintain significant cash or cash equivalent positions.

The Fund will usually sell a security if, in the view of the Adviser, there is a potential threat to the company’s competitive advantage or a degradation in its prospects for vibrant, long-term earnings growth. The Adviser may also sell a security if it is deemed to be overvalued or if a more attractive investment opportunity exists. The Adviser typically invests in securities with the expectation of holding those investments on a long term basis. Notwithstanding the Adviser’s long term investment focus, the Adviser may purchase or sell securities for shorter periods under certain circumstances, including but not limited to, changes in the Adviser’s assessment of a company’s long-term earnings potential, changes in market conditions, increased market volatility or large transactions in the Fund’s shares.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks of an investment in Institutional Class shares of the Fund for the past three calendar years and by showing how the Fund’s average annual returns for one year and since inception periods, before and after taxes, compare with those of the S&P 500® Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (866) 640-5704 or on the Fund’s website at www.sirioslp.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks of an investment in Institutional Class shares of the Fund for the past three calendar years and by showing how the Fund’s average annual returns for one year and since inception periods, before and after taxes, compare with those of the S&P 500® Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 640-5704
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirioslp.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
9.39%	(14.95)%
(December 31, 2022)	(June 30, 2022)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.95%)
Performance Table Heading	rr_PerformanceTableHeading	Sirios Focus Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Sirios Focus Fund Series | S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	26.29%	[75]
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%	[75]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020
Sirios Focus Fund Series | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.
Sirios Focus Fund Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.
Sirios Focus Fund Series | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund. The Fund may not be a suitable investment for all investors.

Sirios Focus Fund Series | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High-Yield Securities Risk: The Fund may invest in high-yield debt securities (commonly known as “junk bonds”), which may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Sirios Focus Fund Series | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: The risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the investment adviser and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Sirios Focus Fund Series | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Sirios Focus Fund Series | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government regulation also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Sirios Focus Fund Series | Small And Mid Cap Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Mid-Cap Securities Risk: Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Sirios Focus Fund Series | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Sirios Focus Fund Series | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Sirios Focus Fund Series | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Sirios Focus Fund Series | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Non-Diversification Risk: Because the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Sirios Focus Fund Series | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Sirios Focus Fund Series | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

Sirios Focus Fund Series | Forward Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Forward Contracts Risk: Forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, include the risks associated with fluctuations in currency.

Sirios Focus Fund Series | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Sirios Focus Fund Series | Currency Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Risk: The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Sirios Focus Fund Series | Derivative Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivative Instruments Risk: The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of nonperformance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

Sirios Focus Fund Series | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.

Sirios Focus Fund Series | Equity Related Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity-Related Securities Risk: The Fund may invest in equity-related securities (such as convertible bonds, convertible preferred stock, warrants, options and rights). The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk.

Sirios Focus Fund Series | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed-Income Securities Risk: The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors.

Sirios Focus Fund Series | Sirios Focus Fund Series Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[76]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[77]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.22%	[78]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[78]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.87%	[78]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 828
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,028
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	728
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,367
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,028
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,789
Sirios Focus Fund Series | Sirios Focus Fund Series Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFFDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[77]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.22%	[78]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[78]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.87%	[78]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,428
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	864
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,428
Sirios Focus Fund Series | Sirios Focus Fund Series Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[77]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.97%	[78]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[78]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%	[78]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,192
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	789
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,442
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,192
Annual Return 2021	rr_AnnualReturn2021	23.62%
Annual Return 2022	rr_AnnualReturn2022	(15.14%)
Annual Return 2023	rr_AnnualReturn2023	19.25%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.25%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020
Sirios Focus Fund Series | Sirios Focus Fund Series Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.25%	[79]
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%	[79]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020
Sirios Focus Fund Series | Sirios Focus Fund Series Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.40%	[79]
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%	[79]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2020
Sirios Focus Fund Series | Sirios Focus Fund Series Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SFFZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[77]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.97%	[78]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[78]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%	[78]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	789
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,192
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	789
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,442
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,192
Sirios Long/Short Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SIRIOS LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sirios Long/Short Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Purchase of Shares” section on page 21 of the Fund’s Prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 55 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A, Advisor Class, Institutional Class and Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests in equity securities and equity-related instruments, including derivatives. In managing the Fund, the Adviser takes long positions in companies that exhibit earnings growth potential combined with attractive valuation and short positions in sector and index hedges, puts (single name and indices), and securities of companies with deteriorating fundamentals and/or valuation. The Adviser intends to focus a significant portion of the Fund’s investments in medium to large capitalization growth companies, but the Fund may invest in or have exposure to companies of any size. Generally, small capitalization companies will have an equity market capitalization up to $1 billion, mid-capitalization companies will typically have an equity market capitalization between $1 billion and $10 billion, and large capitalization companies will typically have an equity market capitalization more than $10 billion. The Adviser seeks to maintain the Fund’s net equity exposure between 0% and 90%. Net equity exposure is the value of the Fund’s long positions minus its short positions (including with respect to swaps, the notional short position). The Adviser expects that the Fund’s gross equity exposure will generally be below 160%. Gross equity exposure is the value of the Fund’s long positions plus its short positions. The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, the Fund may focus its investments from time to time in one or more sectors of the economy or stock market. The Fund is not managed to track the geographic or industry composition of any index, and is not expected to correlate with any index.

The Fund will primarily obtain its short exposure through the use of one or more swaps. The Fund may also sell securities short and/or use derivative instruments, such as options (including listed and over-the-counter options), forwards and swaps or combinations of such derivative instruments, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the Fund. Subject to the requirements of the Investment Company Act of 1940, there is no limit to the amount of the Fund’s assets that may be invested in derivative instruments.

The Fund’s short exposure may create leverage in the Fund which may amplify changes in the Fund’s net asset value. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy.

The Fund’s portfolio of equity securities may include, without limitation, common and preferred stocks, convertible securities, rights and warrants, depositary receipts, real estate investment trusts, pooled investment vehicles, including other investment companies and exchange-traded funds (“ETFs”). The Fund may invest in fixed income securities and other debt instruments, including, without limitation, corporate bonds, convertible bonds, bank loan participations, government securities and money market instruments. The Fund may invest in securities of issuers of any market capitalization. The Fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar. In addition to any encumbered cash proceeds held from short selling, the Fund will typically maintain a cash or cash equivalent position, generally in the range of 0%-40% of the Fund’s assets. The Fund expects to maintain significant short exposure to equity securities and equity-related instruments, including the derivative instruments described below and shares of ETFs. Although the Fund intends to maintain an overall net long position in its portfolio investments under normal market conditions, during periods of stress and deteriorating fundamentals, the Adviser may increase the Fund’s short exposure to a level approaching or exceeding the value of the Fund’s overall long position, exclusive of the Fund’s cash and cash equivalent positions. In such instances where the Fund maintains a net short exposure in its portfolio investments, the Fund will maintain sufficient asset coverage for its short exposure.

Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table illustrate the risks of an investment in Institutional Class shares of the Fund for the past five calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods, before and after taxes, compare with those of the HFRX Equity Hedge Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (866) 640-5704 or on the Fund’s website at www.sirioslp.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table illustrate the risks of an investment in Institutional Class shares of the Fund for the past five calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods, before and after taxes, compare with those of the HFRX Equity Hedge Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 640-5704
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sirioslp.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
9.40%	(13.64)%
(December 31, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.64%)
Performance Table Heading	rr_PerformanceTableHeading	Sirios Long/Short Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Sirios Long/Short Fund | Risk Lose Money [Member]
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Risk Caption	rr_RiskCaption	It is possible to lose money by investing in the Fund.
Sirios Long/Short Fund | Risk Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified”. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.
Sirios Long/Short Fund | All Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the principal risks summarized below. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.

Sirios Long/Short Fund | Management Risk [Member]
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●	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests.

Sirios Long/Short Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

Sirios Long/Short Fund | Counterparty Risk [Member]
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●	Counterparty Risk: The Fund is expected to establish relationships with third parties to engage in derivative transactions and obtain prime and other brokerage services that permit the Fund to trade in any variety of markets or asset classes. If the Fund is unable to establish or maintain such relationships, such inability may limit the Fund’s transactions and trading activity, prevent it from trading at optimal rates and terms, and result in losses. Some of the markets in which the Fund may effect transactions are not “exchanged-based,” including “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange based” markets are subject. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. Furthermore, there is a risk that any of the Fund’s counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Fund’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty.

Sirios Long/Short Fund | Short Sale Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government regulation also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Sirios Long/Short Fund | Small And Mid Cap Securities Risk [Member]
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●	Small and Mid-Cap Securities Risk: Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Sirios Long/Short Fund | O T C Trading Risk [Member]
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●	OTC Trading Risk: Certain of the derivatives in which the Fund may invest, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Sirios Long/Short Fund | Growth Investing Risk [Member]
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●	Growth Investing Risk: Because growth investing attempts to identify companies that the Adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Sirios Long/Short Fund | Foreign Securities Risk [Member]
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●	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

Sirios Long/Short Fund | Emerging Market Risk [Member]
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●	Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. U.S. securities and accounting regulatory agencies continue to express concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets.

Sirios Long/Short Fund | Non Diversification Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Non-Diversification Risk: The risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer than funds that are “diversified”. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities.

Sirios Long/Short Fund | Portfolio Turnover Risk [Member]
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●	Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to increased portfolio turnover and higher transaction costs.

Sirios Long/Short Fund | Sector Risk [Member]
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●	Sector Risk: Although the Fund may not “concentrate” (invest 25% or more of its net assets) in any industry, it may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

Sirios Long/Short Fund | Forward Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Forward Contracts Risk: Forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Forward currency transactions, including NDFs, include the risks associated with fluctuations in currency.

Sirios Long/Short Fund | Cash And Cash Equivalents Risk [Member]
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●	Cash and Cash Equivalents Risk: To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Sirios Long/Short Fund | Derivative Instruments Risk [Member]
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●	Derivative Instruments Risk: The Fund may enter into options, futures, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of nonperformance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

Sirios Long/Short Fund | Leverage Risk [Member]
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●	Leverage Risk: Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment by attempting to enhance return or value without increasing the investment amount. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so.

Sirios Long/Short Fund | Equity Related Securities Risk [Member]
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●	Equity-Related Securities Risk: The Fund may invest in equity-related securities (such as convertible bonds, convertible preferred stock, warrants, options and rights). The price of a convertible security normally will vary in some proportion to changes in the price of the underlying common stock because of either a conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Additionally, a convertible security normally also will provide income and therefore is subject to interest rate risk.

Sirios Long/Short Fund | Fixed Income Securities Risk [Member]
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●	Fixed-Income Securities Risk: The Fund may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors.

Sirios Long/Short Fund | Common Stock Risk [Member]
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●	Common Stock Risk: The Fund invests in, or has exposure to, common stocks. Common stock represents an equity (ownership) interest in a company or other entity. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Sirios Long/Short Fund | E T Fs And Other Investment Companies [Member]
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●	ETFs and Other Investment Companies: The Fund may invest in shares of other investment companies whose underlying investments are consistent with the Fund’s investment objective, including ETFs. ETFs are registered investment companies whose shares are publicly traded on a securities exchange and track a securities market index. As a shareholder in another investment company or ETF, the Fund would bear its pro-rata portion of such investment company’s or ETF’s expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act limits investments by registered investment companies in the securities of other investment companies, registered investment companies, including the Fund, are permitted to invest in certain other registered investment companies and ETFs beyond the limits set forth in the 1940 Act, subject to certain terms and conditions including entering into an agreement with such ETF.

Sirios Long/Short Fund | Currencys Ris K [Member]
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●	Currency Risk: The Fund may invest a portion of its assets in instruments denominated in currencies other than the U.S. dollar, the prices of which are determined with reference to currencies other than the U.S. dollar. The Fund, however, generally values its securities and other assets in U.S. dollars. To the extent unhedged, the value of the Fund’s assets will fluctuate with currency exchange rates as well as with the price changes of the Fund’s investments. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. The Fund may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Sirios Long/Short Fund | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Options Risk: The movements experienced by the Fund between the prices of options and prices of the assets (or indices) underlying such options, may differ from expectations, and may cause the Fund to not achieve its objective. The seller (writer) of a call option that is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying assets above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying assets above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase by such writer except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire investment in the call option. The seller (writer) of a put option that is covered (i.e., the writer has a short position in the underlying assets) assumes the risk of an increase in the market price of the underlying assets above the sales price (in establishing the short position) of the underlying assets plus the premium received, and gives up the opportunity for gain on the underlying assets below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying assets below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. In the event that an option on futures is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option, unlike the holder, generally is subject to initial and variation margin requirements on the option position.

Sirios Long/Short Fund | Securities Lending Risk [Member]
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●	Securities Lending Risk: The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.

Sirios Long/Short Fund | Swap Agreements Risk [Member]
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●	Swap Agreements Risk: The Fund may enter into swap agreements, which can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with the Fund’s investment objective and policies. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, the value of a swap agreement is likely to decline if the counterparty’s creditworthiness declines. Such a decrease in value might cause the Fund to incur losses. Recent market developments related to swaps have prompted increased scrutiny with respect to these instruments. As a result of the Dodd-Frank Act, swaps are now subject to increased regulation than they were previously. Such regulation may limit the Fund’s ability to use swaps and increase the cost of using swaps.

Sirios Long/Short Fund | Sirios Long/Short Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SLHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[80]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%	[81]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[82]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%	[83]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[83]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 832
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,353
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	732
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,253
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,820
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,353
Sirios Long/Short Fund | Sirios Long/Short Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SLHDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%	[81]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[82]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%	[83]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[83]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	744
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,344
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,966
Sirios Long/Short Fund | Sirios Long/Short Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SLHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%	[81]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[82]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%	[83]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[83]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,719
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,719
Annual Return 2019	rr_AnnualReturn2019	15.66%
Annual Return 2020	rr_AnnualReturn2020	2.09%
Annual Return 2021	rr_AnnualReturn2021	12.11%
Annual Return 2022	rr_AnnualReturn2022	(8.21%)
Annual Return 2023	rr_AnnualReturn2023	12.93%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	6.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2018
Sirios Long/Short Fund | Sirios Long/Short Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.93%	[84]
5 Years	rr_AverageAnnualReturnYear05	6.01%	[84]
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[84]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2018
Sirios Long/Short Fund | Sirios Long/Short Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	7.66%	[84]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[84]
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[84]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2018
Sirios Long/Short Fund | Sirios Long/Short Fund Institutional Class | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	HFRX Equity Hedge Index
1 Year	rr_AverageAnnualReturnYear01	6.90%	[85]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[85]
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%	[85]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2018
Sirios Long/Short Fund | Sirios Long/Short Fund Retail Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SLHZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.05%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.10%	[81]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[82]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%	[83]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[83]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%	[83]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,218
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,719
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,218
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,719

[1]	The Bloomberg Municipal Inter-Short (1-10 Year) Index consists of a broad selection of investment-grade general obligation and revenue bonds with effective maturities ranging from one year to 10 years. The index is made up of all investment-grade municipal bonds with a remaining effective maturity of at least one year. It is not possible to invest directly in an unmanaged index. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund’s average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	Bloomberg Intermediate Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized components of the US Aggregate Index with less than 10 years to maturity. The index includes investment grade, USD-denominated, fixed-rate treasuries, government-related and corporate securities.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[9]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund’s average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[11]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[12]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[13]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[14]	Whittier Advisors, LLC (“Whittier” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.50% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”) until January 31, 2025, and do not exceed 0.60% (on an annual basis) of the Fund’s average daily net assets until January 31, 2026. The Expense Limitation will remain in place until January 31, 2026 unless the Board of Trustees of the Trust approves its earlier termination. Prior to May 23, 2023, the Expense Limitation was 0.60%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[15]	Bloomberg California Municipal Inter-Short (1-10 Year) Index consists of a broad selection of investment-grade general obligation and revenue bonds with effective maturities ranging from one year to 10 years. The index is made up of all investment-grade California municipal bonds with a remaining effective maturity of at least one year. It is not possible to invest directly in an unmanaged index. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
[16]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[17]	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). With respect to item (a) above, the amount of reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective Prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
[18]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[19]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[20]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[21]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[22]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed,holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[23]	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). With respect to item (a) above, the amount of reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective Prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
[24]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[25]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[26]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[27]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[28]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant periods.
[29]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[30]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[31]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[32]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[33]	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue.
[34]	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.15% with respect to Institutional Class shares and 0.15%, with respect to Investor Class shares (see footnote 4 below). With respect to item (a) above, the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective Prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund prior to February 1, 2021.
[35]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[36]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15%, with respect to Institutional Class shares, (on an annual basis) and 0.15%, with respect to Investor Class shares, (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees of FundVantage Trust (the “Trust”), such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
[37]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
[38]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[39]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[40]	Performance shown for the periods prior to Investor Class inception on December 29, 2017 is the performance of Institutional Class shares, adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Investor Class shares effective at the commencement of operations of Investor Class shares.
[41]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.75% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[42]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[43]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[44]	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.00% (see footnote 3 below). With respect to item (a) above the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective Prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 0.50% annual investment advisory fee paid by the Fund prior to February 1, 2021.
[45]	Effective as of November 1, 2020, the Trust, on behalf of the Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations by (i) performing or contracting for certain operational support services of the Fund, and (ii) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (a) the annualized rate of 0.15% of the Fund’s average daily net assets, or (b) the actual amount of the Gotham’s payment obligation under the Support Agreement.
[46]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[47]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[48]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[49]	Effective as of February 1, 2021, FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham Asset Management, LLC (“Gotham” or the “Adviser”) supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (x) the annualized rate of 0.15% of the Fund’s average daily net assets, or (y) the actual amount of the Gotham’s payment obligation under the Support Agreement.
[50]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
[51]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[52]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[53]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[54]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
[55]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[56]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
[57]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[58]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[59]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) is not entitled to receive an investment advisory fee on Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% of the Fund’s average net assets invested in investments other than an underlying fund. While Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, it does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an advisory fee on such assets.
[60]	“Annual Fund Operating Expenses,” and, in particular “Total Acquired Fund Fees and Expenses,” has been restated to reflect the AFFE of the current underlying funds, given the closing of a prior underlying fund, as if these current fees had been in effect during the entire fiscal year ended September 30, 2023.
[61]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[62]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions), do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.
[63]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[64]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[65]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.
[66]	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
[67]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[68]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[69]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[70]	Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, fees and expenses attributable to a distribution or service plan adopted by FundVantage Trust (the “Trust”), interest, extraordinary items, “Acquired Fund Fees and Expenses” and brokerage commissions) do not exceed 0.89% with respect to Investor Class shares and Institutional Class shares and 0.79% with respect to Class Y shares (on an annual basis) with respect to the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025 unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[71]	The performance information reflects the performance of the Predecessor Fund from its inception on July 16, 2015 through the Reorganization Date.
[72]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant periods.
[73]	The benchmark of the Fund is the ICE BofA U.S. High Yield Index, maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.
[74]	Source ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, its affiliates and their respective third-party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the index, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates or their respective third-party providers shall not be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the index or the index data or any component thereof, and the index and index data and all components thereof are provided on an “as is” basis and your use is at your own risk. ICE DATA, its affiliates and their respective third-party suppliers do not sponsor, endorse, or recommend the Adviser, the Fund, or any of the Adviser’s products or services.
[75]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
[76]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[77]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
[78]	Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the FundVantage Trust (the “Trust”), dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses”) do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets(the “Expense Limitation”). The Expense Limitation will remain in place until February 1, 2025, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
[79]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[80]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[81]	“Other Expenses” does not include direct or indirect costs associated with the use of one or more swap contract(s) (a “swap”). Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[82]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
[83]	Sirios Capital Management, L.P. (“Sirios” or the “Adviser”) has contractually agreed to reduce its compensation and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, extraordinary items, brokerage commissions, fees and expenses attributable to a distribution or service plan adopted by the FundVantage Trust (the “Trust”), dividend and interest expense on short sales of securities and “Acquired Fund Fees and Expenses,” as defined in Form N-1A, do not exceed 1.60% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until April 30, 2025, unless the Board of Trustees of the Trust approves its earlier termination. This agreement may be terminated only by the Fund’s Board of Trustees. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek recoupment from the Fund, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No reimbursement will occur unless the Fund’s expenses are below the Expense Limitation.
[84]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[85]	SOURCE: HFR, Inc. www.HFR.com The HFR Indices are being used under license from HFR, Inc., which does not approve of or endorse any of the products or the contents discussed in this these materials. The HFRX Equity Hedge Index is comprised of long/short equity hedge funds. Constituents of the HFRX Equity Hedge Index report net of all fees returns. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. It is impossible to invest directly in an Index.